Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial instruments [Table Text Block]
		December 31, 2022		December 31, 2021
	Fair Value Hierarchy	Carrying value $	Fair value $	Carrying value $	Fair value $
Financial assets
Fair value through profit and loss ("FVTPL")
Cash	Level 1	24,950	24,950	9,273	9,273
Marketable securities - public	Level 1	-	-	454,219	454,219
Marketable securities - private	Level 2	1,819,800	1,819,800	-	-
Amortized cost
Other receivables	N/A	8,780	8,780	3,750	3,750
Related company loan receivable	N/A	644,990	644,990	1,833,979	1,833,979

Financial liabilities
Other financial liabilities
Accounts payable and accrued liabilities	N/A	4,855,747	4,855,747	5,536,070	5,536,070
Loan payable	N/A	718,238	718,238	647,762	647,762

Disclosure of remaining contractual maturities of the company's financial liabilities and operating commitments [Table Text Block]
	Less than 1 year		Over 1 year	Total
Accounts payable and accrued liabilities	$4,855,747		$-	$4,855,747
Loan payables	718,238		-	718,238
Total	$5,573,985	$	- 163,137	$5,573,985

Disclosure of company's financial assets and liabilities [Table Text Block]

The Company's financial assets and liabilities as at December 31, 2022 are denominated in Canadian Dollars and United States Dollars and are set out in the following table:

	Canadian Dollars	US Dollars	Total
Financial assets
Cash	$23,983	$967	$24,950
Other receivables	8,780	-	8,780
Related company loan receivable	644,990	-	644,990
Marketable securities	-	1,819,800	1,819,800
	677,753	1,820,767	2,498,520
Financial liabilities
Accounts payable and accrued liabilities	$(253,651)	$(4,602,096)	$(4,855,747)
Loan payable	-	(718,238)	(718,238)
Net financial liabilities	$424,102	$(3,499,567)	$(3,075,465)

The Company's financial assets and liabilities as at December 31, 2021 are denominated in Canadian Dollars and United States Dollars and are set out in the following table:

	Canadian Dollars	US Dollars	Total
Financial assets
Cash	$9,402	$(129)	$9,273
Other receivables	3,750	-	3,750
Marketable securities	454,219	-	454,219
Related company loan receivable	1,261,853	572,126	1,833,979
	1,729,224	571,997	2,301,221
Financial liabilities
Accounts payable and accrued liabilities	$(561,752)	$(4,974,318)	$(5,536,070)
Loan payable	(147,637)	(500,125)	(647,762)
Net financial liabilities	$1,019,835	$(4,902,446)	$(3,882,611)